COLONIAL U.S. FUND FOR GROWTH

                        Supplement to Prospectus
                         dated October 28, 1996


On October 18, 1996, the Trustees voted to terminate the sub-advisory agreement with State Street Bank and Trust Company effective no later than December 31, 1996. Following such termination, Colonial Management Associates, Inc. (Colonial) will provide the Fund with investment management services under its current management agreement, without involvement by any sub-adviser. The portfolio managers of the Fund will be Mark Stoeckle and Peter Wiley, each of whom is a Vice President of Colonial. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co. Inc. Prior to joining Colonial in 1992, Mr. Wiley was an Analyst at State Street Bank and Trust Company and an Assistant Technical Staff Member of the Massachusetts Institute of Technology's Lincoln Laboratory. The Fund will continue to seek growth exceeding over time that of the S&P 500 Index by investing primarily in large capitalization U.S. equity securities.



US-36/844C-1096                                       November 4, 1996



                  COLONIAL U.S. FUND FOR GROWTH

      Supplement to the Statement of Additional Information
                     dated October 28, 1996



On October 18, 1996, the Trustees voted to terminate the sub-advisory agreement with State Street Bank and Trust Company effective no later than December 31, 1996. Following such termination, Colonial Management Associates, Inc. (Colonial) will provide the Fund with investment management services under its current management agreement agreement, without involvement by any sub-adviser. The portfolio managers of the Fund will be Mark Stoeckle and Peter Wiley, each of whom is a Vice President of Colonial. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co. Inc. Prior to joining Colonial in 1992, Mr. Wiley was an Analyst at State Street Bank and Trust Company and an Assistant Technical Staff Member of the Massachusetts Institute of Technology's Lincoln Laboratory. The Fund will continue to seek growth exceeding over time that of the S&P 500 Index by investing primarily in large capitalization U.S. equity securities.









US-39/932C-1096                                 November 4, 1996